Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 195,054	$ 189,374	$ 205,063
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	7,499	5,694	7,968
Decrease (increase) in:
Accounts receivable, net	575	(5,949)	(4,226)
Increase (decrease) in:
Accrued expenses	2,097	(4,491)	(4,850)
Total adjustments	167,753	127,255	73,292
Net cash provided by operating activities	362,807	316,629	278,355
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(599,097)	(584,480)	(986,115)
Cash flows from financing activities:
Issuance of common shares in public offering			184,839
Dividends paid	(106,648)	(104,199)	(83,473)
Net cash (used in) provided by financing activities	223,246	287,992	732,929
Effect of exchange rate changes	(112)	(45)	142
Net increase (decrease) in cash and cash equivalents	(13,156)	20,096	25,311
Cash and cash equivalents, beginning of the year	120,223	100,127	74,816
Cash and cash equivalents, end of the year	107,067	120,223	100,127
Parent Company
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	195,054	189,374	205,063
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries	(199,232)	(193,222)	(209,036)
Dividends received from subsidiaries	99,500	98,000	76,500
Share-based compensation	7,499	5,694	7,968
Decrease (increase) in:
Accounts receivable, net			50
Prepaid expenses	(4)	52	(22)
Increase (decrease) in:
Accrued expenses	(71)	335	(454)
Total adjustments	(92,308)	(89,141)	(124,994)
Net cash provided by operating activities	102,746	100,233	80,069
Cash flows from investing activities:
Increase (decrease) in investments in subsidiaries, net	112	46	(184,142)
Net cash provided by (used in) investing activities	112	46	(184,142)
Cash flows from financing activities:
Issuance of common shares upon exercise of share options	2,497	3,617	4,669
Issuance of common shares in public offering			184,839
Dividends paid	(106,648)	(104,199)	(83,473)
Due from affiliates, net	2,892	(2,451)	(636)
Net cash (used in) provided by financing activities	(101,259)	(103,033)	105,399
Effect of exchange rate changes	(112)	(45)	142
Net increase (decrease) in cash and cash equivalents	1,487	(2,799)	1,468
Cash and cash equivalents, beginning of the year	1,256	4,055	2,587
Cash and cash equivalents, end of the year	$ 2,743	$ 1,256	$ 4,055